Equity - Ecopetrol Business Groups reserves (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity
Equity reserves	$ 8,898,633	$ 10,624,229
Legal reserve
Equity
Equity reserves	6,407,256	4,737,788
Fiscal and statutory reserves
Equity
Equity reserves	509,082	509,082
Occasional reserves
Equity
Equity reserves	$ 1,982,295	$ 5,377,359